Financial Instruments Risk Management - Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Current income tax receivable	£ 5,123	£ 6,367	£ 7,188
Cash and cash equivalents	17,225	41,912	60,264	£ 87,356
Financial liabilities
Payroll taxes and social security	155	162
Lease liabilities	396	639	£ 371
Accrued expenditure	8,940	10,002
Currency Risk [member]
Financial assets
Prepayments, accrued income and other receivables	2,027	2,891
Current income tax receivable	2	1
Cash and cash equivalents	10,949	27,924
Financial liabilities
Trade payables	596	727
Lease liabilities	66	132
Accrued expenditure	£ 4,930	£ 1,694